Consolidated Statements of Income (Loss) and Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Revenue
Royalty revenue	$ 12,310,594	$ 8,193,021
Other revenue	0	315,084
Total revenue	12,310,594	8,508,105
Cost of sales
Depletion	(2,331,934)	(1,844,018)
Gross profit	9,978,660	6,664,087
Operating expenses
General and administration	(4,968,405)	(4,851,663)
Share-based compensation	(1,662,741)	(1,054,336)
Impairment charges	(1,587,206)	0
Impairment reversal	250,000	0
Project evaluation expenses	(281,360)	(308,750)
Total operating expenses	(8,249,712)	(6,214,749)
Income from operations	1,728,948	449,338
Other income (expenses)
Realized loss on investments	0	(604,574)
Other income	683,998	1,951,316
Income before income taxes	2,412,946	1,796,080
Income tax expense	2,514,058	(1,467,901)
Net income (loss) and comprehensive income (loss)	$ (101,112)	$ 328,179
Weighted average number of shares outstanding
Basic	47,127,708	42,562,997
Diluted	47,127,708	42,597,337
Income (loss) per share
Income (loss) per share Basic	$ (0.00)	$ 0.01
Income (loss) per share Diluted	$ (0.00)	$ 0.01